Related Parties - Disclosure of Amounts Incurred by Entity Provision of Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel Expenses [Member] | Directors and Officers Compensation [Member]
Disclosure of amount incurred by entity for provision of key management personnel services [line items]
Amount incurred by entity for provision of key management personnel services	$ (2,582)	$ (2,738)	$ (2,720)